Income taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Income Taxes [Line Items]
Net tax expense	$ 563	$ 439	$ 328	$ 1,001	$ 703
Effective tax rate	22.70%		21.50%
Current tax expense / (benefit)	$ 346		$ 329
Deferred tax expense / (benefit)	$ 217		$ (1)